Non-controlling interests	12 Months Ended
Dec. 31, 2021
Non-controlling interests.
Non-controlling interests

23 Non-controlling interests

The table below shows information on each subsidiary of the Group with material, non-controlling interests before intercompany eliminations. The Group acquired the remaining 49% of Centogene India Pvt. Ltd in 2020 and disposed of its entire 51% interest in LPC GmbH in 2020. The non-controlling interest in Dr. Bauer Laboratoriums GmbH relates to the share in the net result of Dr. Bauer Laboratoriums GmbH that is included in the results of the Company’s COVID-19 testing business (see note 4).

Dec 31, 2021	Centogene GmbH, Vienna	Dr. Bauer Laboratoriums GmbH
in EUR k
Net assets/(liabilities)	(528)	245
Carrying amount of non‑controlling interests	(53)	—
Revenue	—	109,015
Profit/(loss)	(6)	98
Profit/loss allocated to non‑controlling interests	(1)	98

Dec 31, 2020	Centogene GmbH, Vienna	Dr. Bauer Laboratoriums GmbH
in EUR k
Net assets/(liabilities)	(522)	148
Carrying amount of non‑controlling interests	(52)	—
Revenue	—	55,596
Profit/(loss)	(1)	122
Profit/loss allocated to non‑controlling interests	(0)	122